Note 10 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Total
Undiscounted future minimum lease payments:
2021	$229,589
2022	230,660
2023	231,764
2024	222,926
2025	129,250
Total	$1,044,189
Amount representing imputed interest	(242,596)
Total operating lease liability	801,593
Current portion of operating lease liability	(140,973)
Operating Lease Liability, non-current	$660,621
As of December 31, 2020
Remaining term on Leases	4.00
Incremental borrowing rate	12%